Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity - USD ($) $ in Thousands		Total		Share Capital	Share Premium		Treasury Shares	Share-Based Compensation Reserves	Other Reserves	Accumulated Losses
Beginning balance at Dec. 31, 2020	[1]	$ (157,082)		$ 3	$ 6,012		$ 0	$ 972	$ (4,582)	$ (159,487)
Comprehensive loss
Net loss	[1]	(202,266)	[2],[3]							(202,266)
Unrealized gain (losses) from investments	[2]	0
Exchange differences	[1]	940	[2]						940
Total comprehensive loss for the year	[1]	(201,326)	[2]	0	0		0	0	940	(202,266)
Transactions with owners
Issuance of ordinary shares, net of issuance costs	[1]	200,632		2	200,630
Conversion from preferred shares to ordinary shares	[1]	421,461		5	421,456
Repurchase of ordinary shares	[1]	(566)					(180)		(386)
Issuance of shares to co-founders	[1]	0			218			(218)
Exercise of stock options	[1]	153			327			(174)
Share-based compensation	[1]	8,986						8,986
Increase (decrease) through transactions with owners, equity	[1]	630,666		7	622,631		(180)	8,594	(386)	0
Ending balance at Dec. 31, 2021	[1]	272,258	[4]	10	628,643		(180)	9,566	(4,028)	(361,753)
Comprehensive loss
Net loss	[1]	(118,091)	[2],[3]							(118,091)
Unrealized gain (losses) from investments	[1]	(365)	[2]						(365)
Exchange differences	[1]	(3,235)	[2]						(3,235)
Total comprehensive loss for the year	[1]	(121,691)	[2]	0	0		0	0	(3,600)	(118,091)
Transactions with owners
Issuance of ordinary shares, net of issuance costs	[1]	18		0	18
Share-based compensation	[1]	6,907						6,907
Increase (decrease) through transactions with owners, equity	[1]	6,925		0	18		0	6,907	0	0
Ending balance at Dec. 31, 2022	[1],[5]	157,492	[4]	10	628,661		(180)	16,473	(7,628)	(479,844)
Comprehensive loss
Net loss	[5]	(59,503)								(59,503)
Unrealized gain (losses) from investments	[5]	354							354
Exchange differences	[5]	(604)							(604)
Total comprehensive loss for the year	[5]	(59,753)		0	0		0	0	(250)	(59,503)
Transactions with owners
Issuance of ordinary shares, net of issuance costs		44	[5]	0	44	[5]
Exercise of stock options	[5]	1			2			(1)
Share-based compensation	[5]	3,259						3,259
Increase (decrease) through transactions with owners, equity	[5]	3,304		0	46		0	3,258	0	0
Ending balance at Dec. 31, 2023	[5]	$ 101,043		$ 10	$ 628,707		$ (180)	$ 19,731	$ (7,878)	$ (539,347)

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of comprehensive loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[3]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[4]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.

[5]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.